Other Liabilities (Details) - CNY (¥)	1 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities (Details) [Line Items]
Investment of debt securities	¥ 134,400,000
Payments due to subsidiary	65,056,022
Payments of loans	43,847,225	¥ 118,078,758
Future payment	¥ 29,624,940
Other liabilities description	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.
Minimum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	1 year
Remaining term of guarantee liabilities	1 year
Maximum [Member]
Other Liabilities (Details) [Line Items]
Initial term of guarantee liabilities	10 years
Remaining term of guarantee liabilities	10 years